Segment Information (Tables)	12 Months Ended
Sep. 30, 2013
Revenues from External Customers, Segment Income and Long-Lived Assets [Line Items]
Schedule of Revenue from External Customers, Segment Income and Long-Lived Assets, by Geographical Areas [Table Text Block]
The table below reflects financial data of our foreign operations for each of the past three fiscal years (in millions, except percentages):

	Years Ended September 30,
	2013	2012	2011
Foreign net sales to unaffiliated customers	$1,272.5	$1,238.6	$639.0
Foreign segment income	$95.9	$48.7	$62.1
Foreign long-lived assets	$444.6	$496.7	$513.1
Foreign operations as a percent of consolidated operations:
Foreign net sales to unaffiliated customers	13.3%	13.5%	11.8%
Foreign segment income	9.7%	6.8%	11.7%
Foreign long-lived assets	8.0%	8.9%	9.3%

Certain operating data for segments
The following table shows selected operating data for our segments (in millions):

	Years Ended September 30,
	2013	2012	2011
Net sales (aggregate):
Corrugated Packaging	$6,661.7	$6,169.4	$2,766.3
Consumer Packaging	1,898.7	1,919.3	1,910.3
Merchandising Displays	674.6	656.0	468.0
Recycling	494.1	650.5	383.3
Total	$9,729.1	$9,395.2	$5,527.9
Less net sales (intersegment):
Corrugated Packaging	$115.6	$122.3	$81.7
Consumer Packaging	25.1	25.9	28.4
Merchandising Displays	17.1	14.6	11.2
Recycling	25.9	24.8	7.0
Total	$183.7	$187.6	$128.3
Net sales (unaffiliated customers):
Corrugated Packaging	$6,546.1	$6,047.1	$2,684.6
Consumer Packaging	1,873.6	1,893.4	1,881.9
Merchandising Displays	657.5	641.4	456.8
Recycling	468.2	625.7	376.3
Total	$9,545.4	$9,207.6	$5,399.6
Segment income:
Corrugated Packaging	$678.8	$363.7	$241.1
Consumer Packaging	231.3	277.2	222.6
Merchandising Displays	64.4	70.3	53.2
Recycling	14.4	7.1	14.8
Segment income	988.9	718.3	531.7
Restructuring and other costs, net	(78.0)	(75.2)	(93.3)
Non-allocated expenses	(92.1)	(109.7)	(79.5)
Interest expense	(106.9)	(119.7)	(88.9)
Loss on extinguishment of debt	(0.3)	(25.9)	(39.5)
Interest income and other (expense) income, net	(0.9)	1.3	(15.0)
Income before income taxes	$710.7	$389.1	$215.5

The following table shows selected operating data for our segments (in millions):

	Years Ended September 30,
	2013	2012	2011
Identifiable assets:
Corrugated Packaging	$8,233.8	$8,297.1	$8,155.5
Consumer Packaging	1,464.4	1,454.1	1,452.1
Merchandising Displays	349.9	304.6	283.3
Recycling	231.7	248.9	308.3
Assets held for sale	14.3	9.6	31.9
Corporate	439.3	372.8	334.9
Total	$10,733.4	$10,687.1	$10,566.0

Goodwill:
Corrugated Packaging	$1,447.0	$1,448.2	$1,427.4
Consumer Packaging	327.6	329.6	326.8
Merchandising Displays	34.6	34.6	33.9
Recycling	52.9	52.9	$51.3
Total	$1,862.1	$1,865.3	$1,839.4

Depreciation, depletion and amortization:
Corrugated Packaging	$426.7	$410.5	$163.6
Consumer Packaging	88.8	86.2	85.4
Merchandising Displays	10.8	10.7	6.9
Recycling	12.7	13.4	5.0
Corporate	13.2	13.5	17.4
Total	$552.2	$534.3	$278.3

Capital expenditures:
Corrugated Packaging	$306.1	$327.7	$74.3
Consumer Packaging	83.5	75.8	100.9
Merchandising Displays	17.1	8.0	5.4
Recycling	11.3	10.3	14.0
Corporate	22.4	30.6	4.8
Total	$440.4	$452.4	$199.4

Changes in carrying amount of goodwill
The changes in the carrying amount of goodwill for the fiscal years ended September 30, 2013, 2012 and 2011 are as follows (in millions):

	Corrugated Packaging	Consumer Packaging	Merchandising Displays	Recycling	Total
Balance as of October 1, 2010
Goodwill	$392.1	$370.4	$28.9	$0.2	$791.6
Accumulated impairment losses	—	(42.7)	(0.1)	—	(42.8)
	392.1	327.7	28.8	0.2	748.8
Goodwill acquired	1,035.4	—	5.1	51.1	1,091.6
Translation adjustment	(0.1)	(0.9)	—	—	(1.0)
Balance as of September 30, 2011
Goodwill	1,427.4	369.5	34.0	51.3	1,882.2
Accumulated impairment losses	—	(42.7)	(0.1)	—	(42.8)
	1,427.4	326.8	33.9	51.3	1,839.4
Goodwill acquired	33.5	—	—	—	33.5
Purchase price allocation adjustments	(13.2)	—	0.7	1.6	(10.9)
Translation adjustment	0.5	2.8	—	—	3.3
Balance as of September 30, 2012
Goodwill	1,448.2	372.3	34.7	52.9	1,908.1
Accumulated impairment losses	—	(42.7)	(0.1)	—	(42.8)
	1,448.2	329.6	34.6	52.9	1,865.3
Goodwill acquired	1.2	—	—	—	1.2
Translation adjustment	(2.4)	(2.0)	—	—	(4.4)
Balance as of September 30, 2013
Goodwill	1,447.0	370.3	34.7	52.9	1,904.9
Accumulated impairment losses	—	(42.7)	(0.1)	—	(42.8)
	$1,447.0	$327.6	$34.6	$52.9	$1,862.1

The goodwill acquired in fiscal 2013 related to the acquisition of a corrugated sheet plant. In fiscal 2012, the goodwill acquired was associated with the GMI and Mid South acquisitions. The goodwill acquired in fiscal 2011 was associated with the Smurfit-Stone Acquisition. We finalized the Smurfit-Stone purchase price allocation in fiscal 2012.